Fair Value Measurements (Assets Measured at Fair Value on a Non-recurring Basis) (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans held-for-sale	$ 4,300				$ 3,145								$ 4,300	$ 3,145
Total assets at fair value	4,312				3,217								4,312	3,217
Net gain (loss) on sales of repossessed assets	79	$ 75	$ 66	$ 48	57	$ 94	$ 90	$ 75	$ 46	$ 68	$ 83	$ 91	268	316	$ 288
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Repossessed assets	8				14								8	14
Total assets at fair value	35				48								35	48
Fair value gains (losses) on repossessed assets													0	(2)
Net gain (loss) on sales of repossessed assets													(11)	(32)
Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Repossessed assets	0				0								0	0
Total assets at fair value	6				9								6	9
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Repossessed assets	8				14								8	14
Total assets at fair value	29				39								29	39
Nonrecurring | Residential first mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans held-for-sale	6				9								6	9
Impaired loans held-for-investment	21				25								21	25
Nonrecurring | Residential first mortgage loans | Interest Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value gains (losses) on loans													(1)	(2)
Nonrecurring | Residential first mortgage loans | Provision for loan losses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value gains (losses) on loans													(10)	(28)
Nonrecurring | Residential first mortgage loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans held-for-sale	6				9								6	9
Impaired loans held-for-investment	0				0								0	0
Nonrecurring | Residential first mortgage loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans held-for-sale	0				0								0	0
Impaired loans held-for-investment	$ 21				$ 25								$ 21	$ 25